Schedule of forecast benefit payments of the defined benefit plans (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Defined benefit plan forecast future benefit payments year six	R$ 2,639,690
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Year 1	303,855
Year 2	289,600
Year 3	282,546
Year 4	275,174
Year 5	267,521
Next 5 years	R$ 1,220,994